Subsequent events	6 Months Ended
Jun. 30, 2024
Events After Reporting Period [Abstract]
Subsequent events	Subsequent events
On August 12, 2024, Alcon entered into a set of definitive agreements with Ocumension Therapeutics (Hong Kong) Limited (“Ocumension”), subject to customary closing conditions. Under the terms of the agreements, Alcon will divest its rights in China in favor of Ocumension to Bion Tears and Tears Naturale (reported in Vision Care segment) and procedural eye drops (reported in Surgical segment). Ocumension will also license the exclusive commercialization rights to Systane Ultra in China and development and commercialization rights to AR-15512 in China. In exchange, Alcon will receive up-front consideration in the form of approximately 16.7% of the ordinary shares of Ocumension. Alcon will also receive royalties and defined AR-15512 sales milestones. The transaction is expected to close in the fourth quarter of 2024.
These unaudited Condensed Consolidated Interim Financial Statements were authorized for issue by the Audit & Risk Committee on August 20, 2024.